Fixed Assets and Right of Use Assets and Lease Liability (Details 6) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total	$ 158,494
Lease liabilities [member]
Statement Line Items [Line Items]
Total	$ 158,494